Other operating income and expense (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule Of Other Operating Income And Expense
The following table details the Group’s Other operating income and expense:

	For the year ended December 31,
	2023	2022	2021
	(Restated)
Other operating income
Net foreign exchange rate difference	37,466	—	—
Sales of plant operation services to a related party	25,202	—	—
Gain on asset grouping sold to a related party	16,334	—	—
Sales of carbon credits to a related party	5,628	—	—
Other operating income	15,773	4,723	1,520
Total	$100,403	$4,723	$1,520

	For the year ended December 31,
	2023	2022	2021
	(Restated)
Other operating expense
Transition services to Polestar Technology	27,630	—	—
Litigation expense, net of insurance	25,676	—	—
Non-income tax expense	669	1,083	1,064
Net foreign exchange rate difference	—	2,264	50,850
Other operating expenses	4,348	1,681	322
Total	$58,323	$5,028	$52,236